Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 27,834
Ending Balance	25,722
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	36,356
Additions	567
Change in Decommissioning Liabilities	(362)
Exchange Rate Movements and Other	117
Divestitures	(2)
Ending Balance	36,676
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(8,522)
Depreciation, Depletion and Amortization	1,623
Impairment Charges	811
Exchange Rate Movements and Other	(2)
Ending Balance	(10,954)
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	23,357
Ending Balance	21,653
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	29,032
Additions	344
Change in Decommissioning Liabilities	(357)
Exchange Rate Movements and Other	(6)
Divestitures	(2)
Ending Balance	29,011
Development & Production Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(5,675)
Depreciation, Depletion and Amortization	1,343
Impairment Charges	361
Exchange Rate Movements and Other	(21)
Ending Balance	(7,358)
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	0
Ending Balance	0
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333
Additions	0
Change in Decommissioning Liabilities	0
Exchange Rate Movements and Other	0
Divestitures	0
Ending Balance	333
Other Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(333)
Depreciation, Depletion and Amortization	0
Impairment Charges	0
Exchange Rate Movements and Other	0
Ending Balance	(333)
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,981
Ending Balance	3,595
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,577
Additions	150
Change in Decommissioning Liabilities	(2)
Exchange Rate Movements and Other	123
Divestitures	0
Ending Balance	5,848
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(1,596)
Depreciation, Depletion and Amortization	188
Impairment Charges	450
Exchange Rate Movements and Other	19
Ending Balance	(2,253)
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	496
Ending Balance	474
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,414
Additions	73
Change in Decommissioning Liabilities	(3)
Exchange Rate Movements and Other	0
Divestitures	0
Ending Balance	1,484
Other [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(918)
Depreciation, Depletion and Amortization	92
Impairment Charges	0
Exchange Rate Movements and Other	0
Ending Balance	$ (1,010)